Long-Term Debt (Narrative) (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016	Mar. 31, 2015
Long-Term Debt [Line Items]
Repayments of long-term debt			$ 825,000,000	$ 324,000,000	$ 324,000,000	$ 41,000,000	$ 639,000,000
Proceeds from sale of Notes	$ 791,000,000
Redemption percentage			100.00%
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent					85.00%
Available bond credits					$ 3,038,000,000
Future debt subject to property additions to the Deed of Trust					2,458,000,000
Estimated fair value of our long-term debt including current maturities			$ 6,731,000,000		7,153,000,000	$ 6,751,000,000
Carrying amount			$ 6,086,000,000		$ 6,117,000,000
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate			1.00%		1.125%
Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate			0.50%		0.50%
One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate			1.00%		1.00%
6.80% Fixed Senior Notes Due September 1, 2018 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt			$ 550,000,000
Interest percentage			6.80%		6.80%	6.80%
Due date			Sep. 01, 2018		Sep. 01, 2018
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt			$ 275,000,000
Interest percentage					2.452%
Due date			Mar. 26, 2019		Mar. 26, 2019
Loan term					18 months
Senior debt to capitalization ratio					0.65
Excess of principal amount for default					$ 100,000,000
Judgment for payment of money on term loan					$ 50,000,000
Time alloted for excess debt default to be discharged					60 days
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate					0.90%
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate					0.50%
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate					1.00%
3.70% Fixed Senior Notes Due November 15, 2028 [Member]
Long-Term Debt [Line Items]
Interest percentage			3.70%
Due date			Nov. 15, 2028
Increase in basis points per annum			0.125%
4.10% Fixed Senior Notes Due November 15, 2048 [Member]
Long-Term Debt [Line Items]
Interest percentage			4.10%
Due date			Nov. 15, 2048
Increase in basis points per annum			0.15%
CP Progam [Member]
Long-Term Debt [Line Items]
Debt principal amount	$ 131,000,000
5.000% Fixed Senior Notes Due September 30, 2017 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt					$ 324,000,000
Interest percentage					5.00%	5.00%
Due date					Sep. 30, 2017
Additional 2045 Notes [Member]
Long-Term Debt [Line Items]
Debt principal amount								$ 175,000,000	$ 375,000,000
Due date					Oct. 01, 2044
Proceeds from sale of Notes					$ 185,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium					100.00%
Transition Bond [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt					$ 41,000,000
3.80% Fixed Senior Notes Due September 30, 2047 [Member]
Long-Term Debt [Line Items]
Interest percentage			3.80%		3.80%	3.80%
Due date			Sep. 30, 2047		Sep. 30, 2047
Proceeds from sale of Notes		$ 321,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium					100.00%
Number of days after issuance date for exchange offer completion					315 days
Number of days after shelf registration filing obligation for filing to be effective					270 days
Increase in basis points per annum					0.50%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate			0.875%		0.875%
Minimum [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate			0.00%		0.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate			1.50%		1.50%
Maximum [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate			0.50%		0.50%
Secured Debt [Member]
Long-Term Debt [Line Items]
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent			85.00%
Available bond credits			$ 3,588,000,000
Future debt subject to property additions to the Deed of Trust			$ 2,136,000,000